Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated November 22, 2006

to the Prospectus for Class A, B and C Shares of Allianz International/Sector Stock Funds

Dated November 1, 2006

Disclosure Relating to the NFJ International Value Fund

The sub-section captioned “Sub-Advisers” in the section of the Prospectus titled “Management of the Funds” is revised to indicate that E. Clifton Hoover, Jr. has resigned from NFJ. The listing of individuals who share primary responsibility for managing the NFJ International Value Fund is revised as follows: Benno J. Fischer (Lead), Chris Najork, Thomas W. Oliver and R. Burns McKinney.

Additional biographical information regarding Messrs. Fischer and Najork is currently provided in the Prospectus. Additional information regarding Messrs. McKinney and Oliver is provided below:

R. Burns McKinney is a Portfolio Manager at NFJ with 8 years’ experience in equity research and financial analysis. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to joining Evergreen Investments, Mr. McKinney was an investment banking analyst at Alex Brown & Sons. Previously, he was a Vice President in equity research at Merrill Lynch and prior to that an equity analyst at Morgan Stanley. He is a CFA charterholder.

Thomas W. Oliver is a Portfolio Manager at NFJ with over 8 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated November 22, 2006

to the Prospectus for Class D Shares of Allianz International/Sector Stock Funds

Dated November 1, 2006

Disclosure Relating to the NFJ International Value Fund

The sub-section captioned “Sub-Advisers” in the section of the Prospectus titled “Management of the Funds” is revised to indicate that E. Clifton Hoover, Jr. has resigned from NFJ. The listing of individuals who share primary responsibility for managing the NFJ International Value Fund is revised as follows: Benno J. Fischer (Lead), Chris Najork, Thomas W. Oliver and R. Burns McKinney.

Additional biographical information regarding Messrs. Fischer and Najork is currently provided in the Prospectus. Additional information regarding Messrs. McKinney and Oliver is provided below:

R. Burns McKinney is a Portfolio Manager at NFJ with 8 years’ experience in equity research and financial analysis. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to joining Evergreen Investments, Mr. McKinney was an investment banking analyst at Alex Brown & Sons. Previously, he was a Vice President in equity research at Merrill Lynch and prior to that an equity analyst at Morgan Stanley. He is a CFA charterholder.

Thomas W. Oliver is a Portfolio Manager at NFJ with over 8 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated November 22, 2006

to the Prospectus for Class R Shares of Allianz Stock Funds

Dated November 1, 2006

Disclosure Relating to the Funds Sub-Advised by NFJ Investment Group L.P.

The sub-section captioned “Sub-Advisers” in the section of the Prospectus titled “Management of the Funds” is revised to indicate that E. Clifton Hoover, Jr. has resigned from NFJ. The listing of individuals who share primary responsibility for managing the Funds sub-advised by NFJ is revised as follows: (i) NFJ Dividend Value Fund: Benno J. Fischer (Lead), Chris Najork, Jeffrey S. Partenheimer and Thomas W. Oliver; (ii) NFJ Large-Cap Value Fund: Paul A. Magnuson (Lead), Mr. Najork, Mr. Fischer and Mr. Partenheimer; and (iii) NFJ Small-Cap Value Fund: Mr. Magnuson (Lead), Mr. Najork, Mr. Fischer and R. Burns McKinney.

Additional biographical information regarding Messrs. Fischer, Magnuson, Najork and Partenheimer is currently provided in the Prospectus. Additional information regarding Messrs. McKinney and Oliver is provided below:

R. Burns McKinney is a Portfolio Manager at NFJ with 8 years’ experience in equity research and financial analysis. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to joining Evergreen Investments, Mr. McKinney was an investment banking analyst at Alex Brown & Sons. Previously, he was a Vice President in equity research at Merrill Lynch and prior to that an equity analyst at Morgan Stanley. He is a CFA charterholder.

Thomas W. Oliver is a Portfolio Manager at NFJ with over 8 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

In addition, the biographical information regarding Mr. Magnuson is revised as follows:

Paul A. Magnuson is a Managing Director at NFJ. He is a Portfolio Manager with over 20 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Qualitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated November 22, 2006

to the Prospectus for Institutional and Administrative Class Shares of Allianz Stock Funds

Dated November 1, 2006

Disclosure Relating to the Funds Sub-Advised by NFJ Investment Group L.P.

The sub-section captioned “Sub-Advisers” in the section of the Prospectus titled “Management of the Funds” is revised to indicate that E. Clifton Hoover, Jr. has resigned from NFJ. The listing of individuals who share primary responsibility for managing the Funds sub-advised by NFJ is revised as follows: (i) NFJ Dividend Value Fund: Benno J. Fischer (Lead), Chris Najork, Jeffrey S. Partenheimer and Thomas W. Oliver; (ii) NFJ Large-Cap Value Fund: Paul A. Magnuson (Lead), Mr. Najork, Mr. Fischer and Mr. Partenheimer; (iii) NFJ Mid-Cap Value Fund: Mr. Partenheimer (Lead), Mr. Fischer, John L. Johnson and Mr. Oliver; (iv) NFJ Small-Cap Value Fund: Mr. Magnuson (Lead), Mr. Najork, Mr. Fischer and R. Burns McKinney; and (v) NFJ International Value Fund: Mr. Fischer (Lead), Mr. Najork, Mr. Oliver and Mr. McKinney.

Additional biographical information regarding Messrs. Fischer, Magnuson, Najork and Partenheimer is currently provided in the Prospectus. Additional information regarding Messrs. Johnson, McKinney and Oliver is provided below:

John L. Johnson is a Managing Director and founding partner of NFJ. He is a Portfolio Manager with over 41 years’ experience in portfolio management, investment analysis and research. Mr. Johnson also has had responsibility for client counseling, marketing and administrative services at NFJ. Prior to the formation of NFJ in 1989, he was co-Chief Investment Officer, Director of Research, and a Senior Vice President at NationsBank, which he joined in 1964. He is a CFA charterholder.

R. Burns McKinney is a Portfolio Manager at NFJ with 8 years’ experience in equity research and financial analysis. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to joining Evergreen Investments, Mr. McKinney was an investment banking analyst at Alex Brown & Sons. Previously, he was a Vice President in equity research at Merrill Lynch and prior to that an equity analyst at Morgan Stanley. He is a CFA charterholder.

Thomas W. Oliver is a Portfolio Manager at NFJ with over 8 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

In addition, the biographical information regarding Mr. Magnuson is revised as follows:

Paul A. Magnuson is a Managing Director at NFJ. He is a Portfolio Manager with over 20 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Qualitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated November 22, 2006

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2006

Disclosure Relating to the Funds Sub-Advised by NFJ Investment Group L.P.

The sub-section captioned “Sub-Advisers” in the section of the Prospectus titled “Management of the Funds” is revised to indicate that E. Clifton Hoover, Jr. has resigned from NFJ. The listing of individuals who share primary responsibility for managing the Funds sub-advised by NFJ is revised as follows: (i) NFJ Dividend Value Fund: Benno J. Fischer (Lead), Chris Najork, Jeffrey S. Partenheimer and Thomas W. Oliver; (ii) NFJ Large-Cap Value Fund: Paul A. Magnuson (Lead), Mr. Najork, Mr. Fischer and Mr. Partenheimer; (iii) NFJ Mid-Cap Value Fund: Mr. Partenheimer (Lead), Mr. Fischer, John L. Johnson and Mr. Oliver; and (iv) NFJ Small-Cap Value Fund: Mr. Magnuson (Lead), Mr. Najork, Mr. Fischer and R. Burns McKinney.

Additional biographical information regarding Messrs. Fischer, Magnuson, Najork and Partenheimer is currently provided in the Prospectus. Additional information regarding Messrs. Johnson, McKinney and Oliver is provided below:

John L. Johnson is a Managing Director and founding partner of NFJ. He is a Portfolio Manager with over 41 years’ experience in portfolio management, investment analysis and research. Mr. Johnson also has had responsibility for client counseling, marketing and administrative services at NFJ. Prior to the formation of NFJ in 1989, he was co-Chief Investment Officer, Director of Research, and a Senior Vice President at NationsBank, which he joined in 1964. He is a CFA charterholder.

R. Burns McKinney is a Portfolio Manager at NFJ with 8 years’ experience in equity research and financial analysis. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to joining Evergreen Investments, Mr. McKinney was an investment banking analyst at Alex Brown & Sons. Previously, he was a Vice President in equity research at Merrill Lynch and prior to that an equity analyst at Morgan Stanley. He is a CFA charterholder.

Thomas W. Oliver is a Portfolio Manager at NFJ with over 8 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

In addition, the biographical information regarding Mr. Magnuson is revised as follows:

Paul A. Magnuson is a Managing Director at NFJ. He is a Portfolio Manager with over 20 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Qualitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated November 22, 2006

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated November 1, 2006

Disclosure Relating to the Funds Sub-Advised by NFJ Investment Group L.P.

The sub-section captioned “Sub-Advisers” in the section of the Prospectus titled “Management of the Funds” is revised to indicate that E. Clifton Hoover, Jr. has resigned from NFJ. The listing of individuals who share primary responsibility for managing the Funds sub-advised by NFJ is revised as follows: (i) NFJ Dividend Value Fund: Benno J. Fischer (Lead), Chris Najork, Jeffrey S. Partenheimer and Thomas W. Oliver; (ii) NFJ Large-Cap Value Fund: Paul A. Magnuson (Lead), Mr. Najork, Mr. Fischer and Mr. Partenheimer; (iii) NFJ Mid-Cap Value Fund: Mr. Partenheimer (Lead), Mr. Fischer, John L. Johnson and Mr. Oliver; and (iv) NFJ Small-Cap Value Fund: Mr. Magnuson (Lead), Mr. Najork, Mr. Fischer and R. Burns McKinney.

Additional biographical information regarding Messrs. Fischer, Magnuson, Najork and Partenheimer is currently provided in the Prospectus. Additional information regarding Messrs. Johnson, McKinney and Oliver is provided below:

John L. Johnson is a Managing Director and founding partner of NFJ. He is a Portfolio Manager with over 41 years’ experience in portfolio management, investment analysis and research. Mr. Johnson also has had responsibility for client counseling, marketing and administrative services at NFJ. Prior to the formation of NFJ in 1989, he was co-Chief Investment Officer, Director of Research, and a Senior Vice President at NationsBank, which he joined in 1964. He is a CFA charterholder.

R. Burns McKinney is a Portfolio Manager at NFJ with 8 years’ experience in equity research and financial analysis. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to joining Evergreen Investments, Mr. McKinney was an investment banking analyst at Alex Brown & Sons. Previously, he was a Vice President in equity research at Merrill Lynch and prior to that an equity analyst at Morgan Stanley. He is a CFA charterholder.

Thomas W. Oliver is a Portfolio Manager at NFJ with over 8 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

In addition, the biographical information regarding Mr. Magnuson is revised as follows:

Paul A. Magnuson is a Managing Director at NFJ. He is a Portfolio Manager with over 20 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Qualitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.